UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.   Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2023

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2023 were as follows:

	Trailing 6-Months	One Year	Three Years	Five Years	Seven Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	10.55%	2.58%	15.58%	4.21%	7.26%	5.07%

Benchmark:
MSCI AC World Index	12.67%	2.06%	12.04%	7.03%	9.15%	6.91%

Broad Market:
MSCI AC World Value Index	8.45%	1.26%	12.72%	4.37%	6.72%	4.44%

* Month ended April 30, 2023.

Institutional Class Shares performance as of 3/31/23: -3.46% (1 year), 3.95% (5 year) and 5.00% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/26/2014.

Global equities finished in positive territory over the past six months despite significant market volatility as resilient economic data and hopes for easier monetary policy from global central banks outweighed ongoing inflationary pressures and the turmoil surrounding the banking sector. The MSCI AC World Index was up 12.67% (in USD). From a style perspective, value stocks (as measured by the MSCI Indices) significantly underperformed growth over the period—the MSCI AC World Value Index was up 8.45% while the MSCI AC World Growth Index was up 17.02% (both in USD). The LSV Global Value Fund, Institutional Class Shares, was up 10.55% for the period. From a sector perspective, Communication Services, Information Technology and Materials stocks outperformed while the Energy, Health Care and Financials sectors lagged.

The portfolio’s deep value bias detracted over the past six months as value stocks broadly underperformed amidst the pressure on the banking sector and decline in U.S. Treasury yields. Performance attribution further indicates that both stock and sector selection detracted over the period. Stock selection relative losses were largely the result of the underperformance of deep value names within the Information Technology, Consumer Discretionary and Health Care sectors. Within Information Technology, holdings in the Semiconductors industry underperformed; not owning expensive names in the Systems and Application Software industries also detracted from relative returns. In the Consumer Discretionary sector, holdings in the Department Stores and Apparel, Accessories & Luxury Goods industries lagged. In the Health Care sector, the underperformance of names in the Pharmaceuticals and Biotechnology industries also detracted. On the positive side, stock selection added value within the Energy and Industrials sectors. From a sector perspective, relative losses were more modest and primarily the result of our underweight position in the Information Technology sector and our overweight to Financials stocks. Top contributors for the period included our overweight positions in PetroChina, Tri Pointe Homes, Builders FirstSource, China Petroleum & Chemical, Novatek Microelectronics, Volvo, 3i Group, FedEx and BMW. Not owning Tesla, UnitedHealth, Amazon, Bank of America and Chevron also added value. The main individual detractors included our overweight positions in Lincoln National, Pfizer, NRG Energy, Archer- Daniels-Midland, General Motors, Zions Bank, Suncor Energy, Bristol-Myers Squibb and BankUnited. Not owning Microsoft, NVIDIA, Tencent and Novo Nordisk also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.9x forward earnings compared to 16.5x for the MSCI AC World Index, 1.4x book value compared to 2.6x for the benchmark and 5.5x cash flow compared to 12.7x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Industrials and Energy sectors while underweight Information Technology, Real Estate and Utilities.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2023	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)

U.S. Common Stock (57.0%)

Communication Services (4.5%)
AT&T	39,300	$694
Comcast, Cl A	15,700	650
Fox	8,200	273
Meta Platforms, Cl A*	3,600	865
Nexstar Media Group, Cl A	1,300	225
Verizon Communications	10,900	423

		3,130

Consumer Discretionary (8.0%)
AutoNation*	2,200	290
Best Buy	2,900	216
Brunswick	3,200	271
Capri Holdings*	4,900	203
Carter’s	3,200	223
Dick’s Sporting Goods	1,400	203
eBay	3,300	153
Foot Locker	4,800	202
Ford Motor	30,800	366
General Motors	12,200	403
Goodyear Tire & Rubber*	22,700	242
Group 1 Automotive	1,200	269
H&R Block	6,800	231
Harley-Davidson	5,900	219
Kohl’s	6,600	145
Lear	1,900	243
Macy’s	10,500	172
Polaris	2,100	228
Thor Industries	3,000	237
Tri Pointe Homes*	11,100	318
Vipshop Holdings ADR*	16,200	255
Whirlpool	2,500	349
Winnebago Industries	3,800	221

		5,659

Consumer Staples (3.6%)
Altria Group	5,110	243
Archer-Daniels-Midland	4,600	359
Bunge	2,600	243

LSV Global Value Fund

	Shares	Value (000)

Consumer Staples (continued)
Conagra Brands	7,500	$285
Ingredion	2,800	298
JM Smucker	800	124
Kroger	7,300	355
Molson Coors Beverage, Cl B	6,600	392
Walgreens Boots Alliance	6,800	240

		2,539

Energy (0.9%)
California Resources	5,900	239
Chesapeake Energy	2,800	232
Valero Energy	1,500	172
Vitesse Energy	788	14

		657

Financials (9.3%)
Aflac	2,500	175
Allstate	1,400	162
Ally Financial	9,600	253
American International Group	7,100	376
Ameriprise Financial	1,100	336
Bank of New York Mellon	9,300	396
BankUnited	7,300	165
Capital One Financial	3,300	321
Carlyle Secured Lending	17,200	242
Citigroup	7,200	339
Citizens Financial Group	5,400	167
Discover Financial Services	1,600	166
Everest Re Group	500	189
First American Financial	4,700	271
Hartford Financial Services Group	3,900	277
Jefferies Financial Group	6,700	215
Lincoln National	4,000	87
M&T Bank	740	93
MetLife	3,600	221
MGIC Investment	19,600	291
Morgan Stanley	2,700	243
Prudential Financial	1,400	122
Radian Group	11,500	279
Regions Financial	10,600	194
Rithm Capital	29,200	238
State Street	3,200	231
Wells Fargo	10,700	425
Zions Bancorp	4,000	111

		6,585

Health Care (8.7%)
AbbVie	1,300	196
Amgen	1,800	432
Biogen*	600	183
Bristol-Myers Squibb	7,600	507
Cardinal Health	3,800	312

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Health Care (continued)
Centene*	1,800	$124
CVS Health	2,800	205
DaVita*	2,100	190
Gilead Sciences	8,000	657
Incyte*	2,860	213
Ironwood Pharmaceuticals, Cl A*	24,800	258
Jazz Pharmaceuticals*	1,700	239
Johnson & Johnson	900	147
McKesson	800	291
Merck	6,700	774
Organon	8,500	209
Pfizer	16,400	638
Quest Diagnostics	1,600	222
Viatris, Cl W	20,500	191

		5,988

Industrials (6.7%)
AGCO	2,800	347
Alaska Air Group*	5,500	239
Allison Transmission Holdings	6,500	317
Builders FirstSource*	3,900	370
CSG Systems International	4,200	221
Cummins	1,400	329
Delta Air Lines*	5,600	192
Encore Wire	1,800	281
FedEx	1,800	410
Lockheed Martin	800	371
Mueller Industries	3,300	237
Owens Corning	4,400	470
Ryder System	3,000	237
Textron	2,700	181
Triton International	1,500	124
United Airlines Holdings*	4,200	184
Wabash National	10,500	270

		4,780

Information Technology (11.1%)
Alpha & Omega Semiconductor*	6,700	160
Amdocs	3,100	283
Amkor Technology	13,200	295
Applied Materials	2,000	226
Arrow Electronics*	2,700	309
Avnet	5,800	239
Cirrus Logic*	2,800	240
Cisco Systems	14,300	676
Dell Technologies, Cl C	11,900	518
Diodes*	3,600	287
DXC Technology*	8,800	210
Flextronics International*	17,400	358
Hewlett Packard Enterprise	28,700	411
HP	13,100	389
Intel	13,300	413

LSV Global Value Fund

	Shares	Value (000)
Information Technology (continued)
International Business Machines	2,200	$278
Jabil	3,800	297
NCR*	11,600	259
NetApp	1,700	107
Oracle	3,300	313
Qorvo*	2,100	193
QUALCOMM	4,300	502
Seagate Technology Holdings	3,800	223
Skyworks Solutions	1,450	154
VMware, Cl A*	1,050	131
Xerox Holdings	13,100	205

		7,676

Materials (2.9%)
Berry Global Group	4,000	231
Celanese, Cl A	2,000	212
Eastman Chemical	2,800	236
Huntsman	10,900	293
Louisiana-Pacific	2,400	143
LyondellBasell Industries, Cl A	2,000	189
Mosaic	7,600	326
Sylvamo	5,100	234
Westrock	6,800	204

		2,068

Real Estate (0.9%)
Apple Hospitality	10,800	161
Host Hotels & Resorts	17,500	283
Simon Property Group	1,900	215

		659

Utilities (0.4%)
NRG Energy	8,300	284

TOTAL U.S. COMMON STOCK (Cost $41,562)		40,025

Foreign Common Stock (42.0%)
Australia (1.8%)
BHP Group	9,500	282
BlueScope Steel	20,700	275
New Hope	60,300	213
OMV	6,000	284
Rio Tinto	2,700	203

		1,257

Austria (0.3%)
BAWAG Group	4,700	229

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Belgium (0.4%)
Solvay	2,200	$264

Brazil (0.4%)
JBS S	58,900	210
Vibra Energia	31,000	81

		291

Canada (2.4%)
ARC Resources	20,500	255
B2Gold	44,400	175
iA Financial	4,200	282
Magna International	4,100	214
Suncor Energy	18,500	578
West Fraser Timber	2,500	181

		1,685

China (1.1%)
China CITIC Bank, Cl H	542,000	293
Shanghai Pharmaceuticals Holding, Cl H	79,400	161
Shenzhen Expressway, Cl H	162,000	151
Sinotrans, Cl H	461,000	160

		765

Finland (0.7%)
Nokia	56,200	238
TietoEVRY	7,700	246

		484

France (3.2%)
AXA	8,800	287
BNP Paribas	3,900	252
Bouygues	7,900	289
Ipsen	2,800	340
Metropole Television	7,600	123
Orange	17,300	225
Rubis SCA	7,800	231
Sanofi	1,800	194
TotalEnergies	4,900	313

		2,254

Germany (2.4%)
Allianz	1,100	276
Bayerische Motoren Werke	3,500	393
Daimler Truck Holding	6,600	218
Deutsche Post	5,300	255
Mercedes-Benz Group	4,500	351

LSV Global Value Fund

	Shares	Value (000)
Germany (continued)
Muenchener Rueckversicherungs	600	$225

		1,718

Hong Kong (3.3%)
Asia Cement China Holdings	134,500	59
China Petroleum & Chemical, Cl H	512,000	336
China Water Affairs Group	140,000	112
Dali Foods Group	446,500	186
Dongfeng Motor Group, Cl H	308,000	147
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	263
NetDragon Websoft Holdings	103,000	202
PAX Global Technology	129,000	106
PetroChina, Cl H	994,000	690
WH Group	412,681	230

		2,331

Hungary (0.4%)
MOL Hungarian Oil & Gas	35,100	285

Indonesia (0.0%)
United Tractors	7,200	14

Israel (0.2%)
Teva Pharmaceutical Industries*	14,100	124

Italy (1.3%)
A2A	179,700	317
Eni	21,200	320
Mediobanca Banca di Credito Finanziario	25,400	273

		910

Japan (6.3%)
DCM Holdings	15,900	167
Isuzu Motors	21,800	257
ITOCHU	6,700	222
Kaga Electronics	6,600	234
Kandenko	28,500	215
Lintec	13,400	224
Nippon Telegraph & Telephone	3,800	116
Niterra	14,100	297
Nitto Kogyo	12,500	247

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
Nomura Holdings	58,600	$210
Ono Pharmaceutical	6,600	133
ORIX	10,400	177
Resona Holdings	33,800	168
Ricoh	43,100	358
Ricoh Leasing	7,000	202
SKY Perfect JSAT Holdings	60,900	237
Sumitomo	15,400	276
Teijin	17,100	191
Tokyo Seimitsu	8,700	322
Tsubakimoto Chain	5,000	124
Valor	4,800	73

		4,450

Mexico (0.4%)
Coca-Cola Femsa	34,000	282

Netherlands (1.2%)
Aegon	41,800	191
Koninklijke Ahold Delhaize	12,200	419
Signify	7,000	234

		844

Norway (0.3%)
DNB Bank	11,500	202

Poland (0.4%)
Asseco Poland	12,386	251

Puerto Rico (0.3%)
OFG Bancorp	9,200	235

Russia (–%)
Gazprom PJSC(A)(B)	15,900	—
LUKOIL PJSC(A)(B)	1,600	—

		—

South Africa (0.3%)
Absa Group	21,000	204

South Korea (1.4%)
Huons	1,870	46
Kginicis	5,400	49
KT	8,800	197
LG Uplus	12,500	103
Samsung Electronics	8,780	433

LSV Global Value Fund

	Shares	Value (000)
South Korea (continued)
SK Telecom	3,900	$139

		967

Spain (0.4%)
Mapfre	128,500	257

Sweden (2.3%)
Bilia, Cl A	8,600	97
Inwido	19,500	205
Nordea Bank Abp	22,300	248
SKF, Cl B	15,000	272
Swedbank	14,400	250
Volvo, Cl B	25,000	514

		1,586

Switzerland (2.0%)
Novartis	6,000	614
Roche Holding AG	600	188
UBS Group	30,400	618

		1,420

Taiwan (2.6%)
ASE Technology Holding	113,000	372
Chipbond Technology	112,000	240
Compeq Manufacturing	149,000	210
Novatek Microelectronics	22,000	301
Powertech Technology	68,000	204
Topco Scientific	26,000	158
Tripod Technology	26,000	97
Wistron	151,000	229

		1,811

Thailand (0.4%)
Krung Thai Bank	494,600	261

Turkey (0.4%)
Coca-Cola Icecek	23,100	280

United Kingdom (5.4%)
3i Group	15,000	334
Anglo American	5,100	157
Aviva	64,200	342
BAE Systems	20,500	261
Barclays	120,200	242
Bellway	7,600	230
British American Tobacco	5,100	188
GAIL India GDR	30,500	242
GSK	11,360	205
Haleon	10,839	48

The accompanying notes are an integral part of the financial statements

Schedule of Investments
April 30, 2023	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
United Kingdom (continued)
J Sainsbury	84,900	$295
Lloyds Banking Group	610,200	371
Shell	18,700	575
Tata Steel GDR	1,901	25
Tesco	85,700	303

		3,818

TOTAL FOREIGN COMMON STOCK (Cost $29,205)		29,479

	Face Amount (000)
Repurchase Agreement (0.1%)
South Street Securities 4.480%, dated 04/28/2023, to be repurchased on 05/01/2023, repurchase price $67 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $74, 1.250% - 3.625%, 11/30/2026 – 02/15/2053; total market value $68)	$67	67

TOTAL REPURCHASE AGREEMENT (Cost $67)		67

Total Investments – 99.1% (Cost $70,834)		$69,571

Percentages are based on Net Assets of $70,225 (000).

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is Fair Valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock United States	$40,025	$–	$–	$40,025

Total Common Stock	40,025	–	–	40,025

Foreign Common Stock
Australia	–	1,257	–	1,257
Austria	–	229	–	229
Belgium	–	264	–	264
Brazil	291	–	–	291
Canada	1,685	–	–	1,685
China	–	765	–	765
Finland	–	484	–	484
France	–	2,254	–	2,254
Germany	–	1,718	–	1,718
Hong Kong	–	2,331	–	2,331
Hungary	–	285	–	285
Indonesia	–	14	–	14
Israel	–	124	–	124
Italy	–	910	–	910
Japan	–	4,450	–	4,450
Mexico	282	–	–	282
Netherlands	–	844	–	844
Norway	–	202	–	202
Poland	–	251	–	251
Puerto Rico	235	–	–	235
Russia	–	–	–^	–
South Africa	–	204	–	204
South Korea	–	967	–	967
Spain	–	257	–	257
Sweden	–	1,586	–	1,586
Switzerland	–	1,420	–	1,420
Taiwan	–	1,811	–	1,811
Thailand	–	261	–	261
Turkey	–	280	–	280
United Kingdom	–	3,818	–	3,818

Total Foreign Common Stock	2,493	26,986	–	29,479

Total Repurchase Agreement	–	67	–	67

Total Investments in Securities	$42,518	$27,053	$–	$69,571

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)
April 30, 2023	(Unaudited)

LSV Global Value Fund
Assets:
Investments, at Value (Cost $70,834)	$69,571
Foreign Currency, at Value (Cost $185)	186
Receivable for Investment Securities Sold	520
Dividends and Interest Receivable	232
Reclaims Receivable	50
Prepaid Expenses	16

Total Assets.	70,575
Liabilities:
Payable for Investment Securities Purchased	219
Payable for Fund Shares Redeemed	36
Payable due to Investment Adviser	36
Payable due to Distributor	16
Payable to Custodian	12
Payable due to Administrator	3
Payable due to Trustees	1
Other Accrued Expenses	27

Total Liabilities	350
Net Assets	$70,225

Net Assets Consist of:
Paid-in Capital	$70,780
Total Accumulated Losses	(555)
Net Assets	$70,225

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($68,535 ÷ 5,572,696 shares)(1)	$12.30

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,690 ÷ 134,909 shares)(1)	$12.53

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)
For the six months ended April 30, 2023	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$1,113
Interest Income	5
Foreign Taxes Withheld	(57)
Total Investment Income	1,061
Expenses:
Investment Advisory Fees	243
Administration Fees	19
Distribution Fees - Investor Class	7
Trustees’ Fees	2
Chief Compliance Officer Fees	1
Transfer Agent Fees	21
Registration and Filing Fees	21
Custodian Fees	14
Professional Fees	6
Printing Fees	5
Insurance and Other Fees	7
Total Expenses	346
Less: Waiver of Investment Advisory Fees	(46)
Net Expenses	300
Net Investment Income	761
Net Realized Gain on Investments	236
Net Realized Gain on Foreign Currency Transactions	10
Net Change in Unrealized Appreciation on Investments	4,928
Net Change in Unrealized Appreciation on Foreign Currency Translation	18
Net Realized and Unrealized Gain on Investments.	5,192
Net Increase in Net Assets Resulting from Operations	$5,953

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2023 (Unaudited) and for the year ended October 31, 2022

	LSV Global Value Fund
	11/1/2022 to 04/30/2023	11/1/2021 to 10/31/2022
Operations:
Net Investment Income	$761	$1,428
Net Realized Gain	246	775
Net Change in Unrealized Appreciation (Depreciation)	4,946	(7,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,953	(5,720)
Distributions
Institutional Class Shares	(2,175)	(271)
Investor Class Shares.	(23)	(778)
Total Distributions	(2,198)	(1,049)
Capital Share Transactions:
Institutional Class Shares:
Issued	36,410	21,804
Reinvestment of Dividends and Distributions	2,175	271
Redeemed	(2,434)	(2)
Net Increase from Institutional Class Shares Transactions	36,151	22,073
Investor Class Shares:
Issued	230	4,633
Reinvestment of Dividends and Distributions	20	777
Redeemed	(24,964)	(17,085)
Net Decrease from Investor Class Shares Transactions	(24,714)	(11,675)
Net Increase in Net Assets Derived from Capital Share Transactions	11,437	10,398
Total Increase in Net Assets	15,192	3,629
Net Assets:
Beginning of Period	55,033	51,404
End of Year/Period	$70,225	$55,033

Shares Transactions:
Institutional Class:
Issued	2,918	1,783
Reinvestment of Dividends and Distributions	184	20
Redeemed	(198)	–
Total Institutional Class Share Transactions	2,904	1,803
Investor Class:
Issued	19	368
Reinvestment of Dividends and Distributions	2	59
Redeemed	(1,985)	(1,346)
Total Investor Class Share Transactions	(1,964)	(919)
Net Increase in Shares Outstanding	940	884

Amounts designated as “—” are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2023 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Global Value Fund
Institutional Class Shares
2023*	$11.57	$0.14	$1.06	$1.20	$(0.29)	$(0.18)	$(0.47)	$12.30	10.56%	$68,535	0.90%	1.05%	2.39%	8%
2022	13.26	0.37	(1.78)	(1.41)	(0.13)	(0.15)	(0.28)	11.57	(10.89)	30,874	0.90	1.10	3.01	21
2021	9.35	0.28	3.84	4.12	(0.21)	–	(0.21)	13.26	44.51	11,486	0.90	2.07	2.21	29
2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13
2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10
2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13
Investor Class Shares
2023*	$11.51	$0.12	$1.08	$1.20	$–	$(0.18)	$(0.18)	$12.53	10.53%	$1,690	1.15%	1.30%	2.04%	8%
2022	13.23	0.31	(1.76)	(1.45)	(0.12)	(0.15)	(0.27)	11.51	(11.21)	24,159	1.15	1.35	2.50	21
2021	9.33	0.19	3.90	4.09	(0.19)	–	(0.19)	13.23	44.16	39,918	1.15	1.92	1.44	29
2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13
2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10
2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13

*	For the six-month period ended April 30, 2023. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2023	(Unaudited)

1.     Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.     Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities

Notes to Financial Statements

April 30, 2023	(Unaudited)

a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2023, the total market value of securities were valued based on the fair value prices provided by ICE were $26,986 (000) or 38.4% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures,etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the

Notes to Financial Statements

April 30, 2023	(Unaudited)

last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2023, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$67	$67	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund

Notes to Financial Statements

April 30, 2023	(Unaudited)

based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.     Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $18,821 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2023, the Fund incurred $7,047 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023, the Fund earned $466 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows (000):

Purchases	$14,303
Sales	$5,420

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to

Notes to Financial Statements

April 30, 2023	(Unaudited)

Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions paid during the years ended October 31, 2022 and 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total

2022	$534	$515	$1,049
2021	125	–	125

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,544
Undistributed Long-Term Capital Gain	451
Unrealized Depreciation	(6,305)

Total Accumulated Losses	$(4,310)

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no short-term or long-term capital loss carryforwards, at October 31, 2022. During the year end October 31, 2022, $0 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 70,834	$ 5,296	$ (6,559)	$ (1,263)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Notes to Financial Statements

April 30, 2023	(Unaudited)

Risk of Investing in Russia — Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Concentration of Shareholders:

At April 30, 2023, 90% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2023, 74% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus

Notes to Financial Statements

April 30, 2023	(Unaudited)

accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

The table below illustrates your Fund’s costs in two ways:

•     Actual fund return.   This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•     Hypothetical 5% return.   This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,105.60	0.90%	$4.70
Investor Class Shares	1,000.00	1,105.30	1.15	6.00

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-0900

(b)	Not applicable.

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023